SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021	December 31, 2020
	(Unaudited)
Accounts Receivable	$15,650,969	$12,359,619
Allowance for credit losses	(12,942,975)	(8,095,362)
Accounts Receivable, net	$2,707,994	$4,264,257
Accounts Receivable - related parties	$15,651,195	$12,017,651
Allowance for credit losses - related parties	(15,485,183)	(9,098,436)
Accounts Receivable - related parties, net	$166,012	$2,919,215
Non-current Accounts Receivable	$-	$3,013,532
Non-current Allowance for credit losses	-	(1,174,302)
Non-current Accounts Receivable, net	$-	$1,839,230
Non-current Accounts Receivable - related parties	$-	$4,172,502
Non-current Allowance for credit losses - related parties	-	(2,849,306)
Non-current Accounts Receivable - related parties, net	$-	$1,323,196

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2020	$7,212,644
Increase in allowance for credit losses	13,528,638
Foreign exchange difference	476,124
Balance at December 31, 2020	$21,217,406
Addition from acquisition of TNM	309,537
Increase in allowance for credit losses	6,691,031
Decrease for balance recovered	(61,969)
Foreign exchange difference	272,153
Balance at June 30, 2021 (Unaudited)	$28,428,158

SCHEDULE OF ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASES

After completion of the business acquisition on June 9, 2021, TNM became a subsidiary of the VIE of the Company, and is no longer a related party. The rental income from TNM has become an intercompany revenue and been eliminated since June 9, 2021.

Annual minimum rental income to be received in the next 5 years:
2021	155,688
2022	108,982
Total	264,670